Share capital	12 Months Ended
Jun. 30, 2024
Text block 1 [Abstract]
Share capital
17 Share capital

	BHP Group Limited			BHP Group Plc
	2024 shares	2023 shares	2022 shares	2022 shares
Share capital issued
Opening number of shares	5,065,820,556	5,062,323,190	2,945,851,394	2,112,071,796
Issue of shares	5,710,261	3,497,366	4,400,000	–
Corporate structure unification 1	–	–	2,112,071,796	(2,112,071,796)
Purchase of shares by ESOP Trusts	(5,687,667)	(6,442,571)	(8,704,669)	(63,567)
Employee share awards exercised following vesting	5,841,767	6,081,843	8,522,684	77,748
Movement in treasury shares under Employee Share Plans	(154,100)	360,728	181,985	(14,181)

Closing number of shares	5,071,530,817	5,065,820,556	5,062,323,190	–

Comprising:
Shares held by the public	5,070,273,143	5,064,408,782	5,061,272,144	–
Treasury shares	1,257,674	1,411,774	1,051,046	–

1
As a result of the corporate structure unification on 31 January 2022, 2,112,071,796 fully paid ordinary shares in BHP Group Limited were issued to BHP Group Plc shareholders in a one for one exchange of their BHP Group Plc ordinary shares, resulting in BHP Group Limited becoming the sole parent company of the Group with a single set of shareholders.

In August 2023, BHP Group Limited issued 2,919,231 fully paid ordinary shares to the BHP Group Limited Employee Equity Trust and Solium Capital (Australia) Pty Ltd at A$43.52 per share (2023: 3,497,366 fully paid ordinary shares issued at A$40.51 per share; 2022: 4,400,000 fully paid ordinary shares issued at A$52.99 per share) and in March 2024, BHP Group Limited issued 2,791,030 fully paid ordinary shares to the BHP Group Limited Employee Equity Trust and Computershare Nominees CI Ltd at A$43.79 per share to satisfy the vesting of employee share awards and related dividend equivalent entitlements under those employee share plans.
Share capital of BHP Group Limited at 30 June 2024 is composed of the following categories of shares:

Ordinary shares fully paid	Treasury shares
Each fully paid ordinary share of BHP Group Limited carries the right to one vote at a meeting of the Company.	Treasury shares are fully paid ordinary shares of BHP Group Limited that are held by the ESOP Trusts for the purpose of issuing shares to employees under the Group’s Employee Share Plans. Treasury shares are recognised at cost and deducted from equity, net of any income tax effects. When the treasury shares are subsequently sold or reissued, any consideration received, net of any directly attributable costs and income tax effects, is recognised as an increase in equity. Any difference between the carrying amount and the consideration, if reissued, is recognised in retained earnings.